Parent only financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating Expenses [Abstract]
General and administrative expenses	¥ (194,962)	$ (28,267)	¥ (831,358)	¥ (301,065)
Total operating expenses	(274,128)	(39,745)	(1,063,802)	(640,486)
Loss from operations	(249,393)	(36,159)	(957,295)	(226,020)
Other income:
Interest income, net	(5,140)	(745)	(8,317)	(12,989)
Other income, net	87,041	12,620	5,618	9,207
Loss before income tax	(232,101)	(33,651)	(1,194,090)	(206,710)
Income tax expense	7,487	1,086	8,907	14,665
Net loss	(244,038)	(35,382)	(1,171,165)	(220,288)
Net loss attributable to ordinary shareholders	(244,038)	$ (35,382)	(1,171,165)	(220,288)
Reportable Legal Entities | Parent Company
Operating Expenses [Abstract]
General and administrative expenses	(167,076)		(13,058)	(13,607)
Total operating expenses	(167,076)		(13,058)	(13,607)
Loss from operations	(167,076)		(13,058)	(13,607)
Equity loss of subsidiaries and the VIE and VIE's subsidiaries	(244,039)		(626,570)	(115,964)
Other income:
Interest income, net	957		2,462	3,366
Other income, net	9,247
Loss before income tax	(400,911)		(637,166)	(126,205)
Net loss	(400,911)		(637,166)	(126,205)
Net loss attributable to ordinary shareholders	¥ (400,911)		¥ (637,166)	¥ (126,205)